Document and Entity Information	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jul. 31, 2011 Class A Common Stock	Jul. 31, 2011 Class B Common Stock
Entity Registrant Name	GNC HOLDINGS, INC.
Entity Central Index Key	0001502034
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding			90,068,598	13,782,311
Document Fiscal Year Focus		2011
Document Fiscal Period Focus		Q2